CASH AND DUE FROM BANKS, Composition of the funds (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 PEN (S/) Deposit Overnight deposits	Dec. 31, 2022 PEN (S/) Overnight deposits Deposit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Legal cash requirements [Abstract]
Deposits with Central Reserve Bank of Peru	[1]	S/ 21,182,492,000	S/ 21,103,687,000
Deposits with Central Reserve Bank of Bolivia	[1]	1,352,378,000	628,399,000
Deposits with Republic Bank of Colombia	[1]	45,091,000	6,285,000
Cash in vaults of Bank	[1]	4,490,602,000	4,714,275,000
Total legal cash requirements	[1]	27,070,563,000	26,452,646,000
Additional funds [Abstract]
Overnight deposits with Central Reserve Bank of Peru	[2]	1,546,478,000	2,013,703,000
Term deposits with Central Reserve Bank of Peru	[3]	0	545,000,000
Cash in vaults of Bank and others		736,844,000	696,019,000
Other Deposits BCRP		944,807,000	498,333,000
Total additional funds		3,228,129,000	3,753,055,000
Total		S/ 30,298,692,000	S/ 30,205,701,000
Information related to legal cash requirements and additional funds [Abstract]
Implicit interest rate, domestic		6.01%	6.01%	6.01%	6.01%
Implicit interest rate, foreign		34.87%	34.55%	34.87%	34.55%
Additional reserve funds		S/ 556,400		$ 150.0
Number of overnight deposits | Overnight deposits		4	3
Overnight deposits equivalents to Sol currency		S/ 1,160,000	S/ 35,000
Overnight deposits		S/ 386,500	S/ 1,978,700	$ 104.2	$ 518.8
Interest rate on overnight deposits		4.00%	5.25%	4.00%	5.25%
Maturity period of overnight deposits		5 days	4 days
Number of term deposits | Deposit		0	4
Cash deposits with local and Foreign Banks		S/ 0	S/ 0
Minimum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru			7.30%
Maturity of term deposits			Jan. 03, 2023
Maximum [Member]
Information related to legal cash requirements and additional funds [Abstract]
Interest rate on term deposits held with Central Reserve Bank of Peru			7.49%
Maturity of term deposits			Jan. 03, 2023
The Soles [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		1	1
US Dollars [Member]
Information related to legal cash requirements and additional funds [Abstract]
Number of overnight deposits | Overnight deposits		2	2
Interest rate on overnight deposits		5.34%	4.39%	5.34%	4.39%

[1]	As of December 31, 2023 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 6.01 percent and 34.87 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP; as of December 31, 2022, 6.01 percent and 34.55 percent, respectively.
[2]	As of December 31, 2023, the Group maintains four “overnight” deposits with the BCRP, of which one is denominated in soles in amount of S/1,160.0 million and two are denominated in U.S. Dollar in amount of US$104.2 million, equivalent to S/386.5 million. At said date, the deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 4.00 percent and 5.34 percent, respectively, and have maturities at 5 days.
[3]	As of December 31, 2023, the Group no maintains term deposits with the BCRP. As of December 31, 2022, the group held four term deposits denominated in soles, accruing interest at an annual rate between 7.30 percent and 7.49 percent and expired on January 3, 2023.